COMMON STOCK (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMON STOCK
Schedule of common stock

At December 31, 2022 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Common Stock*	100,000,000	16,041,464	$—
Preferred Stock	1,000,000	—	-
Total	101,000,000	16,041,464	$—

*excludes shares issued as an ‘Escrow Reserve’

At December 31, 2021 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Series A	30,415,100	20,179,645	$5,355,678
Series B	1,675,600	1,673,092	977,755
Series C	3,947,835	2,713,649	1,192,377
Total	36,038,535	24,566,386	$7,525,810

*Represents fully vested Series C Shares

Schedule of reserved shares of Common Stock

2022 Equity Incentive Plan reserve	2,411,283
Reserve for earn-out shares	3,000,000
Reserve for exercise of warrants	6,512,057
Reserve for convertible debt	7,344,027
Employee stock purchase plan	500,000
Total	19,767,367

The Company has reserved shares of Common Stock for the following as of December 31, 2022:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for Earn-out shares	3,000,000
Reserve for exercise of Public Warrants	4,100,250
Reserve for exercise of Private Warrants	496,941
Total	10,008,474